STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2020
STOCK-BASED COMPENSATION
Schedule of stock options activity

The following is a summary of the stock options activity:

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2018	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	53,600	25.75
Outstanding as of June 30, 2020	109,520	$10.02

Schedule of options outstanding and exercisable

The following is a summary of the status of options outstanding and exercisable at June 30, 2020:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	1.74	$14.80	29,520	1.74
$8.25	80,000	4.59	$8.25	80,000	4.59
109,520

Schedule of restricted shares granted

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2018	808,400
Granted	396,200
Vested	(382,956)
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of June 30, 2020	320,800

Schedule of Outstanding Restricted Shares

The following is a summary of the status of restricted stock at June 30, 2020:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$5.11	60,000	0.29
$6.45	260,800	1.14
	320,800